UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond                                                              as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.5%

Principal
Amount
(000's omitted)	Security	Value
Electric Utilities — 1.5%
$650	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)(2)	$682,974
		$682,974
Hospital — 7.8%
$750	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	$800,805
350	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	379,260
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,586,670
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	815,685
		$3,582,420
Insured-Electric Utilities — 9.1%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,706,713
400	Puerto Rico Electric Power Authority, (FSA), 7.39%, 7/1/29	467,532
		$4,174,245
Insured-Escrowed/Prerefunded — 17.3%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	$1,084,320
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29 (3)	2,568,375
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,439,579
1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)(2)	1,284,152
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	288,144
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,318,117
		$7,982,687
Insured-General Obligations — 33.2%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,753,851
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,465,952
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	534,280
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	352,630
1,000	Gateway School District, Alleghany County, (FGIC), 5.00%, 10/15/32	1,057,090
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,357,931
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,104,320
500	Philadelphia, (FSA), 5.00%, 9/15/31	515,945
1,750	Philadelphia, (FSA), 5.00%, 9/15/31 (1)(2)	1,805,961
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,037,210

$2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	$780,172
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/29	511,562
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/30	486,236
1,290	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/31	428,667
1,060	Upper Clair Township, School District, (FSA), 5.00%, 7/15/32	1,112,226
		$15,304,033
Insured-Hospital — 2.2%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,025,550
		$1,025,550
Insured-Industrial Development Revenue — 3.9%
$1,700	Allegheny County Industrial Development Authority, (MBIA), 5.00%, 11/1/29	$1,787,652
		$1,787,652
Insured-Lease Revenue / Certificates of Participation — 10.1%
$1,300	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,373,567
1,700	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,800,249
1,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	1,491,465
		$4,665,281
Insured-Private Education — 17.5%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,044,960
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,408,218
1,750	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31	1,694,245
1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,902,014
		$8,049,437
Insured-Public Education — 8.9%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,549,928
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,046,000
500	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	500,565
		$4,096,493

Insured-Special Tax Revenue — 9.8%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,498,335
		$4,498,335
Insured-Transportation — 25.1%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,097,880
1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,040,800
2,050	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29 (1)(2)	2,402,946
800	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29 (1)(2)	932,400
2,100	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	2,471,945
2,450	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (1)(2)	2,624,769
		$11,570,740
Insured-Water and Sewer — 22.1%
$1,000	Ambridge Borough, Municipal Authority, (FSA), 4.60%, 10/15/41	$1,001,890
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	684,977
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	949,277
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	806,746
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,559,625
3,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31 (1)(2)	3,146,730
1,750	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27 (1)(2)	1,845,387
150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	158,990
		$10,153,622
Private Education — 6.7%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$3,077,280
		$3,077,280
Senior Living/Life Changes — 1.1%
$200	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$206,672
300	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	309,312
		$515,984
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,459,528
		$1,459,528
Total Tax-Exempt Investments — 179.5% (identified cost 78,449,289)		$82,626,261
Other Assets, Less Liabilities — (23.0)%		$(10,582,482)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.5)%		$(26,007,479)
Net Assets Applicable to Common Shares — 100.0%		$46,036,300

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 88.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 25.6% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
03/07	50 U.S. Treasury Bond	Short	$(5,712,747)	$(5,571,875)	$140,872

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,800,000. In exchange the Fund receives bi-annual payments at a rate equal to the three month USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $6,386 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chases Bank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $7,000,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA-LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open interest rate swap contracts of $484,404 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N. A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,800,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $3,142 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$67,911,923
Gross unrealized appreciation	$4,357,723
Gross unrealized depreciation	(38,385)
Net unrealized appreciation	$4,319,338

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007